Subsidiaries - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
NEC Networks & System Integration Corporation [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	61.40%	61.40%
Proportion of voting rights held by non-controlling interests	48.50%	48.50%
Japan Aviation Electronics Industry, Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	64.30%	64.30%
Proportion of voting rights held by non-controlling interests	49.10%	49.10%